UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

J. Garrett Stevens
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
 (Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2017

Date of reporting period: May 31, 2017

Item 1.  Schedule of Investments

EMQQ The Emerging Markets Internet & Ecommerce ETF
Schedule of Investments
May 31, 2017 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.0%

Argentina — 6.0%
Information Technology — 6.0%
MercadoLibre	21,587	$5,938,800
Total Argentina		5,938,800

Brazil — 0.4%
Consumer Discretionary — 0.4%
B2W Cia Digital*	94,411	371,204
Total Brazil		371,204

China — 61.3%
Consumer Discretionary — 13.4%
Cogobuy Group*	331,000	254,012
Ctrip.com International ADR*	100,444	5,489,265
JD.com ADR*	116,061	4,645,922
Vipshop Holdings ADR*	229,471	2,838,556
		13,227,755
Industrials — 0.7%
51job ADR*	15,461	673,945

Information Technology — 47.2%
21Vianet Group ADR*	53,573	286,616
58.com ADR*	69,565	2,991,295
Alibaba Group Holding ADR*	60,394	7,395,849
Autohome ADR*	29,396	1,245,803
Baidu ADR*	29,462	5,482,878
Bitauto Holdings ADR*	27,535	725,272
Changyou.com ADR*	12,960	504,921
Fang Holdings ADR*	222,527	756,592
HC International	387,197	307,573
Kingdee International Software Group*	1,610,000	642,558
Momo ADR*	105,602	4,017,100
NetEase ADR	18,556	5,284,378
NQ Mobile ADR, Cl A*	62,568	215,860
SINA*	43,359	4,247,881
Sohu.com*	22,834	1,025,018
Tencent Holdings	242,092	8,313,665
Weibo ADR*	21,700	1,595,601
YY ADR*	25,257	1,473,493
		46,512,353
Total China		60,414,053
Cyprus — 0.3%
Information Technology — 0.3%
QIWI ADR	14,590	337,175
Total Cyprus		337,175

Description	Shares	Fair Value

Germany — 0.9%
Information Technology — 0.9%
Rocket Internet*	36,407	$852,982
Total Germany		852,982

Hong Kong — 0.3%
Information Technology — 0.3%
NetDragon Websoft	93,000	249,434
Total Hong Kong		249,434

India — 1.3%
Consumer Discretionary — 0.7%
Makemytrip*	23,503	752,096
Information Technology — 0.6%
Info Edge India	40,985	580,663
Total India		1,332,759

Netherlands — 4.6%
Information Technology — 4.6%
Yandex, Cl A*	171,130	4,531,522
Total Netherlands		4,531,522

Russia — 4.2%
Information Technology — 4.2%
Mail.Ru Group GDR*	156,922	4,189,817
Total Russia		4,189,817

South Africa — 7.5%
Consumer Discretionary — 7.5%
Naspers, Cl N	36,160	7,446,746
Total South Africa		7,446,746

South Korea — 11.7%
Information Technology — 11.7%
Com2uSCorp	7,090	747,249
Kakao	28,148	2,483,943
NAVER	5,529	4,172,923
NCSoft	10,737	3,629,828
NHN Entertainment*	7,511	474,972
Total South Korea		11,508,915

Taiwan — 0.5%
Information Technology — 0.5%
PChome Online	60,695	475,204
Total Taiwan		475,204

Total Common Stock
(Cost $90,609,996)		97,648,611

EMQQ The Emerging Markets Internet & Ecommerce ETF
Schedule of Investments
May 31, 2017 (Unaudited)

Description	Fair Value
Total Investments - 99.0%

(Cost $90,609,996) †	$97,648,611

Percentages are based on Net Assets of $98,621,066.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

As of May 31, 2017, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended May 31, 2017, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

For the period ended May 31, 2017, there were no Level 3 investments.

†	At May 31, 2017, the tax basis cost of the Fund's investments was $90,609,996, and the unrealized appreciation and depreciation were $8,296,520 and $(1,257,905), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

EMC-QH-001-0600

Item 2.  Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 28, 2017

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: July 28, 2017